UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22975

AllianzGI Institutional Multi-Series Trust

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway, New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

AllianzGI Institutional Multi-Series Trust
AllianzGI Advanced Core Bond Portfolio
AllianzGI Best Styles Global Managed Volatility Portfolio
AllianzGI Discovery U.S. Portfolio
AllianzGI Global Small-Cap Opportunities Portfolio

Item 1.	Schedule of Investments

Schedule of Investments

AllianzGI Advanced Core Bond Portfolio

June 30, 2017 (unaudited)

	Principal Amount (000s)	Value*
U.S. TREASURY OBLIGATIONS - 50.3%
U.S. Treasury Bonds,
2.25%, 8/15/46	$2,000	$1,764,142
2.50%, 2/15/45	1,170	1,093,904
3.125%, 2/15/42	1,305	1,383,912
3.125%, 2/15/43	1,300	1,375,232
3.50%, 2/15/39	1,550	1,753,892
4.75%, 2/15/41	1,260	1,698,663
5.50%, 8/15/28	1,300	1,700,791
6.00%, 2/15/26	650	842,689
U.S. Treasury Notes,
0.75%, 9/30/18	5,600	5,561,937
1.125%, 9/30/21	3,000	2,917,854
1.25%, 10/31/18 (d)	22,260	22,236,961
1.375%, 3/31/20	820	816,973
1.50%, 12/31/18	3,150	3,157,384
1.50%, 8/15/26	1,000	935,586
1.625%, 3/31/19	1,500	1,507,002
1.625%, 5/15/26	350	331,857
1.75%, 10/31/20	1,530	1,536,544
1.75%, 3/31/22	1,170	1,164,196
1.75%, 1/31/23	1,490	1,471,463
1.875%, 10/31/22	1,620	1,614,304
2.00%, 11/15/26	1,500	1,463,028
2.125%, 1/31/21	3,240	3,289,802
2.125%, 6/30/22	2,900	2,931,604
2.125%, 3/31/24	2,200	2,201,331
2.125%, 5/15/25	500	496,885
2.25%, 3/31/21	2,530	2,580,352
4.25%, 11/15/17	16,080	16,264,100

Total U.S. Treasury Obligations (cost-$84,674,393)		84,092,388

CORPORATE BONDS & NOTES - 35.9%
Aerospace & Defense - 0.5%
Boeing Co., 2.125%, 3/1/22	480	479,369
United Technologies Corp., 1.95%, 11/1/21	400	395,604

		874,973

Agriculture - 0.7%
Altria Group, Inc., 5.375%, 1/31/44	300	362,946
Philip Morris International, Inc., 2.00%, 2/21/20	800	801,958

		1,164,904

Auto Manufacturers - 2.4%
American Honda Finance Corp., 2.00%, 2/14/20	800	802,002
Daimler Finance North America LLC,
2.00%, 8/3/18	400	401,092
2.00%, 7/6/21 (a)(b)	500	491,562
General Motors Financial Co., Inc., 3.95%, 4/13/24	300	304,625
PACCAR Financial Corp., 1.65%, 8/11/21	900	875,767
Toyota Motor Credit Corp.,
1.70%, 2/19/19	300	300,438
1.95%, 4/17/20	800	800,017

		3,975,503

Banks - 13.8%
Banco Bilbao Vizcaya Argentaria S.A., 3.00%, 10/20/20	1,000	1,019,721
Bank Nederlandse Gemeenten NV (a)(b),
1.625%, 4/19/21	800	789,993
2.375%, 3/16/26	500	491,138
Bank of America Corp.,
2.65%, 4/1/19, Ser. L	800	810,006
4.00%, 4/1/24	400	419,551

Bank of Montreal,
2.10%, 6/15/20	850	849,397
2.375%, 1/25/19	600	605,543
Bank of New York Mellon Corp., 2.60%, 2/7/22	800	806,019
Bank of Nova Scotia,
1.875%, 4/26/21	1,500	1,486,245
2.80%, 7/21/21	300	304,317
Barclays PLC, 4.375%, 1/12/26	550	572,586
Citigroup, Inc., 8.125%, 7/15/39	500	770,909
Commonwealth Bank of Australia (a)(b), 2.85%, 5/18/26	500	488,092
Deutsche Bank AG, 3.375%, 5/12/21	400	405,457
Dexia Credit Local S.A. (a)(b), 1.875%, 3/28/19	400	399,029
Fifth Third Bancorp, 2.60%, 6/15/22	850	846,506
Goldman Sachs Group, Inc.,
2.375%, 1/22/18, Ser. GLOB	500	502,291
2.55%, 10/23/19	500	505,761
JPMorgan Chase & Co.,
3.625%, 5/13/24	450	464,571
5.40%, 1/6/42	250	303,554
KFW,
1.125%, 8/6/18	650	647,987
1.25%, 9/30/19	800	793,848
Macquarie Bank Ltd. (a)(b),
2.35%, 1/15/19	300	301,186
3.90%, 1/15/26	700	727,079
Morgan Stanley,
2.50%, 1/24/19	600	604,880
2.50%, 4/21/21	500	499,839
National Australia Bank Ltd., 2.625%, 1/14/21	200	201,821
Royal Bank of Canada,
2.125%, 3/2/20	800	801,633
2.30%, 3/22/21	1,500	1,505,524
Santander UK PLC, 4.00%, 3/13/24	400	422,901
Svenska Handelsbanken AB, 2.50%, 1/25/19	500	505,350
Swedbank AB, 1.75%, 3/12/18	400	400,499
Toronto-Dominion Bank, 1.80%, 7/13/21	900	882,079
UBS AG, 2.375%, 8/14/19	550	555,201
Wells Fargo & Co.,
2.50%, 3/4/21	600	602,337
3.45%, 2/13/23	400	409,800
Westpac Banking Corp., 2.00%, 3/3/20	350	349,453

		23,052,103

Biotechnology - 0.5%
Amgen, Inc., 2.25%, 8/19/23	900	873,641

Chemicals - 0.7%
Dow Chemical Co., 7.375%, 11/1/29	300	403,758
Potash Corp. of Saskatchewan, Inc., 4.00%, 12/15/26	500	516,599
WPP Finance 2010, 4.75%, 11/21/21	300	324,827

		1,245,184

Electric Utilities - 1.7%
Consolidated Edison Co. of New York, Inc., Ser. 12-A, 4.20%, 3/15/42	300	316,618
Electricite de France S.A. (a)(b),
2.15%, 1/22/19	600	602,093
4.875%, 1/22/44	600	632,939
Enel Finance International NV,
5.125%, 10/7/19 (a)(b)	400	426,192
6.80%, 9/15/37	150	192,965

Pacific Gas & Electric Co.,
4.00%, 12/1/46	300	309,743
8.25%, 10/15/18	300	324,231

		2,804,781

Electronics - 0.2%
Honeywell International, Inc., 1.85%, 11/1/21	400	393,795

Food & Beverage - 1.4%
Anheuser-Busch InBev Finance, Inc.,
2.65%, 2/1/21	500	507,082
4.90%, 2/1/46	300	340,427
Diageo Capital PLC, 3.875%, 4/29/43	400	402,116
Dr. Pepper Snapple Group, Inc., 4.42%, 12/15/46	300	314,021
PepsiCo, Inc., 2.15%, 10/14/20	300	302,028
Sysco Corp., 3.25%, 7/15/27	500	492,954

		2,358,628

Healthcare-Products - 0.3%
Thermo Fisher Scientific, Inc., 3.00%, 4/15/23	500	504,642

Household Products - 0.2%
Procter & Gamble Co., 2.45%, 11/3/26	400	391,418

Insurance - 0.7%
Allstate Corp., 3.28%, 12/15/26	500	508,521
MetLife, Inc., 5.70%, 6/15/35	550	679,886

		1,188,407

IT Services - 0.2%
International Business Machines Corp., 1.80%, 5/17/19	300	300,796

Machinery-Construction & Mining - 0.5%
Caterpillar Financial Services Corp., 2.40%, 8/9/26	900	862,827

Machinery-Diversified - 1.7%
CNH Industrial Capital LLC,
3.875%, 7/16/18	600	611,400
4.875%, 4/1/21	500	532,500
John Deere Capital Corp.,
1.95%, 6/22/20	650	651,986
2.65%, 6/24/24	500	496,844
2.80%, 3/6/23	500	506,307

		2,799,037

Media - 1.7%
CBS Corp., 2.30%, 8/15/19	400	402,828
Comcast Corp., 6.45%, 3/15/37	300	400,351
Discovery Communications LLC,
3.80%, 3/13/24	500	506,177
6.35%, 6/1/40	300	332,063
Time Warner Cable LLC, 6.75%, 6/15/39	300	368,747
Time Warner, Inc., 4.875%, 3/15/20	300	320,843
Walt Disney Co., 2.45%, 3/4/22	500	504,101

		2,835,110

Mining - 0.1%
Barrick Gold Corp., 4.10%, 5/1/23	95	102,899

Miscellaneous Manufacturing - 0.2%
Siemens Financieringsmaatschappij NV (a)(b), 4.40%, 5/27/45	300	326,342

Oil, Gas & Consumable Fuels - 1.5%
BP Capital Markets PLC,
2.315%, 2/13/20	800	807,591
3.723%, 11/28/28	400	411,855
Occidental Petroleum Corp., 3.00%, 2/15/27	500	487,537
Shell International Finance BV, 6.375%, 12/15/38	150	200,208
Sinopec Group Overseas Development 2016 Ltd. (a)(b), 2.125%, 5/3/19	200	199,365
Statoil ASA, 2.90%, 11/8/20	400	409,776

		2,516,332

Pharmaceuticals - 1.4%
AstraZeneca PLC, 1.95%, 9/18/19	400	401,184
Johnson & Johnson,
2.95%, 3/3/27	800	810,646
4.375%, 12/5/33	250	285,134
Novartis Capital Corp., 1.80%, 2/14/20	800	800,810

		2,297,774

Pipelines - 0.4%
Enterprise Products Operating LLC, 4.85%, 3/15/44	300	319,644
TransCanada PipeLines Ltd., 7.125%, 1/15/19	350	376,826

		696,470

Retail - 1.1%
CVS Health Corp., 4.00%, 12/5/23	300	317,283
Macy’s Retail Holdings, Inc., 4.50%, 12/15/34	300	249,124
McDonald’s Corp., 4.875%, 12/9/45	500	560,437
Walgreens Boots Alliance, Inc.,
2.70%, 11/18/19	300	304,895
4.50%, 11/18/34	300	316,082

		1,747,821

Software - 0.5%
Microsoft Corp., 3.30%, 2/6/27	800	823,551

Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.,
2.25%, 2/23/21	500	503,527
3.35%, 2/9/27	300	307,546
4.65%, 2/23/46	500	562,649

		1,373,722

Telecommunications - 2.1%
AT&T, Inc.,
4.25%, 3/1/27	800	828,709
4.80%, 6/15/44	900	896,473
Cisco Systems, Inc.,
2.45%, 6/15/20	700	711,510
5.50%, 1/15/40	250	312,807
Telefonica Emisiones SAU, 4.103%, 3/8/27	800	828,252

		3,577,751

Transportation - 0.6%
CSX Corp., 2.60%, 11/1/26	400	385,845

FedEx Corp., 4.10%, 4/15/43	600	596,476

		982,321

Total Corporate Bonds & Notes (cost-$59,301,747)		60,070,732

U.S. GOVERNMENT AGENCY SECURITIES - 28.0%
Fannie Mae, MBS (c),
2.50%, 7/18/32 TBA, 15 Year	1,530	1,537,770
3.00%, 7/18/32 TBA, 15 Year	1,590	1,631,738
3.00%, 7/13/47 TBA, 30 Year	4,520	4,513,291
3.50%, 7/18/32 TBA, 15 Year	1,080	1,123,664
3.50%, 7/13/47 TBA, 30 Year	5,090	5,226,636
4.00%, 7/13/47 TBA, 30 Year	3,110	3,268,901
4.50%, 7/13/47 TBA, 30 Year	1,260	1,351,447
5.00%, 7/13/47 TBA, 30 Year	510	557,094
5.50%, 7/13/47 TBA, 30 Year	840	930,743
Freddie Mac,
2.50%, 7/18/32 MBS, TBA, 15 Year (c)	1,110	1,115,963
3.00%, 7/18/32 MBS, TBA, 15 Year (c)	1,140	1,170,548
3.00%, 7/13/47 MBS, TBA, 30 Year (c)	3,080	3,073,022
3.50%, 7/18/32 MBS, TBA, 15 Year (c)	580	604,081
3.50%, 7/13/47 MBS, TBA, 30 Year (c)	3,320	3,410,003
4.00%, 8/1/44	150	158,399
4.00%, 7/13/47 MBS, TBA, 30 Year (c)	1,730	1,819,271
4.50%, 7/13/47 MBS, TBA, 30 Year (c)	700	749,699
5.00%, 7/13/47 MBS, TBA, 30 Year (c)	340	369,628
5.50%, 7/13/47 MBS, TBA, 30 Year (c)	550	606,844
Ginnie Mae, MBS, TBA, 30 Year (c),
3.00%, 7/20/47	4,140	4,181,723
3.50%, 7/20/47	5,080	5,260,975
4.00%, 7/20/47	2,170	2,283,416
4.50%, 7/20/47	1,710	1,817,208

Total U.S. Government Agency Securities (cost-$47,020,759)		46,762,064

SOVEREIGN DEBT OBLIGATIONS - 11.5%
Argentina - 0.2%
Argentine Republic Government International Bond, 6.25%, 4/22/19	250	262,500

Brazil - 0.2%
Brazilian Government International Bond, 4.25%, 1/7/25	300	295,125

Canada - 0.5%
Export Development Canada, 1.25%, 12/10/18	350	349,071
Province of New Brunswick Canada, 2.75%, 6/15/18	500	505,797

		854,868

Chile - 0.4%
Chile Government International Bond,
3.25%, 9/14/21	400	416,160
3.86%, 6/21/47	200	200,875

		617,035

Colombia - 0.4%
Colombia Government International Bond,
4.00%, 2/26/24	400	416,200
5.00%, 6/15/45	300	303,300

		719,500

Croatia - 0.3%
Croatia Government International Bond, 6.75%, 11/5/19	500	544,890

Germany - 0.2%
FMS Wertmanagement AoeR, 1.00%, 11/21/17	300	299,762

Hungary - 0.3%
Hungary Government International Bond, 4.00%, 3/25/19	500	517,065

Indonesia - 0.8%
Indonesia Government International Bond,
3.75%, 4/25/22	550	566,002
11.625%, 3/4/19	600	693,807

		1,259,809

Latvia - 0.4%
Latvia Government International Bond, 2.75%, 1/12/20	700	709,470

Lithuania - 0.8%
Lithuania Government International Bond,
5.125%, 9/14/17	700	705,281
7.375%, 2/11/20 (a)(b)	500	566,375

		1,271,656

Mexico - 0.2%
Mexico Government International Bond, 4.75%, 3/8/44	400	401,400

Morocco - 0.3%
Morocco Government International Bond, 4.25%, 12/11/22	550	577,335

Panama - 0.4%
Panama Government International Bond, 7.125%, 1/29/26	550	701,250

Peru - 0.5%
Peruvian Government International Bond,
4.125%, 8/25/27	300	327,750
7.125%, 3/30/19	500	548,750

		876,500

Philippines - 0.2%
Philippine Government International Bond, 6.50%, 1/20/20	300	335,228

South Africa - 0.2%
Republic of South Africa Government International Bond, 4.875%, 4/14/26	290	291,332

Supranational - 4.6%
African Development Bank, 1.375%, 12/17/18	1,000	998,135
Asian Development Bank,
1.375%, 1/15/19	200	199,746
1.625%, 3/16/21	700	694,241
Corp. Andina de Fomento, 2.00%, 5/10/19	300	301,226
Council of Europe Development Bank,
1.00%, 3/7/18	1,000	997,570
1.00%, 2/4/19	1,400	1,388,038
European Investment Bank, 1.00%, 3/15/18	1,700	1,696,042
Inter-American Development Bank, 3.20%, 8/7/42	400	397,971
International Bank for Reconstruction & Development, 1.875%, 10/7/19	500	502,983
Nordic Investment Bank, 0.75%, 1/17/18	500	498,657

		7,674,609

Turkey - 0.6%
Turkey Government International Bond,
4.875%, 10/9/26	300	296,488
6.75%, 4/3/18	600	619,398

		915,886

Total Sovereign Debt Obligations (cost-$18,964,180)		19,125,220

Repurchase Agreements - 1.3%
State Street Bank and Trust Co., dated 6/30/17, 0.12%, due 7/3/17, proceeds $2,252,023; collateralized by U.S. Treasury Notes, 2.00%, due 8/15/25, valued at $2,298,994 including accrued interest (cost-$2,252,000)	2,252	2,252,000

Total Investments (cost-$212,213,079)-127.0%		212,302,404

Liabilities in excess of other assets (e)-(27.0)%		(45,082,679)

Net Assets-100.0%		$167,219,725

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $6,441,385, representing 3.9% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $6,441,385, representing 3.9% of net assets.
(c)	When-issued or delayed-delivery. To be settled/delivered after June 30, 2017.
(d)	All or partial amount segregated for the benefit of the counterparty as collateral for when-issued or delayed delivery securities.
(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2017:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation
Short: 2-Year U.S. Treasury Note	(48)	$(10,373)	9/29/17	$14,416

(f)	At June 30, 2017, the Fund pledged $326,919 in cash as collateral for derivatives.

Glossary:

MBS - Mortgage-Backed Securities

TBA - To Be Announced

Schedule of Investments

AllianzGI Best Styles Global Managed Volatility Portfolio

June 30, 2017 (unaudited)

	Shares	Value*
COMMON STOCK - 96.8%
Australia - 1.4%
Automotive Holdings Group Ltd.	10,818	$27,856
Breville Group Ltd.	3,781	30,366
Brickworks Ltd.	5,800	61,470
Cochlear Ltd.	1,871	223,467
Harvey Norman Holdings Ltd.	44,539	130,788
Regis Resources Ltd.	42,307	123,122
Saracen Mineral Holdings Ltd. (d)	36,737	33,086
St. Barbara Ltd. (d)	44,961	100,731
Tassal Group Ltd.	10,892	31,893
Wesfarmers Ltd.	8,595	265,027

		1,027,806

Austria - 0.2%
BUWOG AG (d)	2,405	69,098
Flughafen Wien AG	961	36,495
Telekom Austria AG	6,385	50,278

		155,871

Belgium - 0.4%
Elia System Operator S.A.	999	56,536
Groupe Bruxelles Lambert S.A.	2,051	197,415

		253,951

Brazil - 0.0%
Linx S.A.	3,300	17,780

Canada - 3.1%
AG Growth International, Inc.	926	41,216
Bank of Montreal	2,013	147,808
BCE, Inc.	10,642	479,251
Canadian Imperial Bank of Commerce	2,043	166,033
Canadian Real Estate Investment Trust REIT	1,237	43,755
Canadian Tire Corp., Ltd., Class A	1,585	180,354
Cascades, Inc.	4,131	56,352
Cogeco Communications, Inc.	1,783	108,908
Dorel Industries, Inc., Class B	834	22,168
George Weston Ltd.	2,307	208,836
Great-West Lifeco, Inc.	3,093	83,836
Intact Financial Corp.	924	69,799
Killam Apartment REIT	2,174	21,358
Laurentian Bank of Canada	1,286	53,719
Martinrea International, Inc.	2,083	17,010
NorthWest Healthcare Properties Real Estate Investment Trust REIT	3,841	31,633
Power Corp. of Canada	7,194	164,095
Pure Industrial Real Estate Trust REIT	25,694	136,316
Rogers Sugar, Inc.	4,478	21,893
Saputo, Inc.	5,663	180,135
Transcontinental, Inc., Class A	2,390	47,365
Valener, Inc.	1,411	24,286

		2,306,126

China - 1.4%
China Construction Bank Corp., Class H	378,748	294,532
China Dongxiang Group Co., Ltd.	128,883	22,772
China Evergrande Group (d)	68,517	122,921
China Mobile Ltd.	5,000	53,009
Jiangsu Expressway Co., Ltd., Class H (d)	16,811	23,717
Longfor Properties Co., Ltd.	29,155	62,611
Orient Securities Co., Ltd., Class H (a)	62,400	59,629
Postal Savings Bank of China Co., Ltd., Class H (a)	194,000	111,779
Shenzhen Expressway Co., Ltd., Class H	46,300	42,139
Tianneng Power International Ltd.	79,658	65,055
Tong Ren Tang Technologies Co., Ltd., Class H	10,274	15,800
XTEP International Holdings Ltd.	23,349	9,003
Yuzhou Properties Co., Ltd.	264,204	155,525

		1,038,492

Colombia - 0.0%
Corp. Financiera Colombiana S.A.	1,034	9,073

Czech Republic - 0.0%
O2 Czech Republic AS	1,324	15,707

Denmark - 0.1%
Matas A/S	1,323	20,942
Solar A/S, Class B	333	19,309
Spar Nord Bank A/S	3,578	46,924

		87,175

Finland - 0.3%
Neste Oyj	5,147	203,105

France - 2.7%
Atos SE	1,863	261,399
Cegereal S.A. REIT	2,277	103,923
Eiffage S.A.	175	15,897
Nexity S.A.	1,869	108,475
SCOR SE	4,592	182,430
SEB S.A.	1,216	218,258
Sodexo S.A.	2,023	261,457
Teleperformance (d)	1,653	211,951
Thales S.A.	2,377	255,823
Vinci S.A.	3,906	333,187

		1,952,800

Germany - 0.6%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	216	43,708
Rhoen Klinikum AG	1,973	57,639
RTL Group S.A. (d)	1,888	142,636
Talanx AG (d)	3,095	115,771
TLG Immobilien AG	1,393	28,511
WCM Beteiligungs & Grundbesitz AG (d)	5,562	20,170

		408,435

Hong Kong - 2.0%
CK Hutchison Holdings Ltd.	3,703	46,471
CLP Holdings Ltd.	74,219	784,817
Fairwood Holdings Ltd.	11,000	46,277
Hang Seng Bank Ltd.	2,600	54,392
Link REIT	17,508	133,184
Swire Pacific Ltd., Class A	14,344	140,021
WH Group Ltd. (a)	244,000	246,384
Yue Yuen Industrial Holdings Ltd.	2,802	11,621

		1,463,167

Hungary - 0.5%
Magyar Telekom Telecommunications PLC	28,291	49,395
MOL Hungarian Oil & Gas PLC	2,372	186,302
Richter Gedeon Nyrt	4,294	112,260

		347,957

Indonesia - 0.6%
Telekomunikasi Indonesia Persero Tbk PT	1,375,100	466,972

Ireland - 0.1%
Irish Residential Properties REIT PLC	15,872	24,654
Origin Enterprises PLC	5,430	39,587

		64,241

Israel - 0.9%
Bank Hapoalim BM	41,518	279,963
Bank Leumi Le-Israel BM	23,092	112,193
Elbit Systems Ltd.	765	94,366
Mizrahi Tefahot Bank Ltd.	9,569	173,985
Teva Pharmaceutical Industries Ltd.	80	2,638

		663,145

Italy - 0.1%
Fila SpA	1,621	33,918
Societa Iniziative Autostradali e Servizi SpA	1,168	12,880

		46,798

Japan - 11.5%
ADEKA Corp.	374	5,714
Alpen Co., Ltd.	1,215	21,672

ANA Holdings, Inc.	111,543	388,391
Aoyama Trading Co., Ltd.	3,189	113,832
Astellas Pharma, Inc.	30,308	371,476
Bandai Namco Holdings, Inc.	4,200	143,503
BML, Inc.	1,682	32,730
Canon, Inc.	4,190	142,524
Daiichi Sankyo Co., Ltd.	8,453	199,515
DCM Holdings Co., Ltd.	11,975	105,072
Doshisha Co., Ltd.	1,215	23,138
Doutor Nichires Holdings Co., Ltd.	2,149	45,631
DTS Corp.	1,401	43,042
DyDo Group Holdings, Inc.	974	49,047
EDION Corp.	4,727	42,939
Fuji Media Holdings, Inc.	7,505	102,310
Fuji Oil Holdings, Inc.	6,184	143,049
Fuji Soft, Inc.	1,028	29,111
FUJIFILM Holdings Corp.	7,979	287,702
Fukuyama Transporting Co., Ltd.	9,274	58,924
Geo Holdings Corp.	4,164	43,214
Hankyu Hanshin Holdings, Inc.	4,730	170,400
Heiwa Corp.	4,397	98,161
Hogy Medical Co., Ltd.	561	37,399
Honeys Holdings Co., Ltd.	561	6,068
Japan Airlines Co., Ltd.	9,580	296,747
Kagome Co., Ltd.	5,300	161,391
Kajima Corp.	33,000	278,903
KOMEDA Holdings Co., Ltd.	2,600	41,484
Kyowa Exeo Corp.	8,500	143,317
LaSalle Logiport REIT	68	68,511
Mitsubishi Shokuhin Co., Ltd.	841	24,175
Mitsubishi Tanabe Pharma Corp.	17,914	414,388
NEC Networks & System Integration Corp.	1,235	26,877
Nichias Corp.	5,604	64,826
Nifco, Inc.	654	35,175
Nihon Unisys Ltd.	9,379	148,549
Nippon Flour Mills Co., Ltd.	1,402	22,496
Nippon Paper Industries Co., Ltd.	6,571	134,698
NIPPON REIT Investment Corp.	31	82,066
Nippon Telegraph & Telephone Corp.	7,744	365,548
Nisshin Oillio Group Ltd.	6,538	38,347
NTT Data Corp.	22,785	254,204
NTT DOCOMO, Inc.	30,557	722,694
Obayashi Corp.	9,573	112,790
Okamura Corp.	3,269	31,086
Pacific Industrial Co., Ltd.	576	7,502
Prima Meat Packers Ltd.	6,538	38,408
Raito Kogyo Co., Ltd.	4,537	48,054
Recruit Holdings Co., Ltd.	11,700	201,356
Right On Co., Ltd.	943	8,240
S Foods, Inc.	2,728	100,390
Sakata INX Corp.	2,802	44,783
Sanyo Chemical Industries Ltd.	561	26,415
Sawai Pharmaceutical Co., Ltd.	1,875	105,304
Sekisui House Ltd.	11,700	206,781
Senko Group Holdings Co., Ltd.	5,604	36,491
Stella Chemifa Corp.	3,189	82,536
Sumitomo Dainippon Pharma Co., Ltd.	9,632	131,476
Taisho Pharmaceutical Holdings Co., Ltd.	700	53,336
Takasago Thermal Engineering Co., Ltd.	1,103	17,972
Takeda Pharmaceutical Co., Ltd.	4,457	226,277
Tokyo Electron Ltd.	1,000	135,193
Toppan Printing Co., Ltd.	16,679	183,403
Toray Industries, Inc.	9,274	77,806
Toshiba Plant Systems & Services Corp.	5,800	91,637
Towa Pharmaceutical Co., Ltd.	262	12,246
Toyo Construction Co., Ltd.	2,989	11,799
Tv Tokyo Holdings Corp.	934	19,101
Unipres Corp.	483	10,785
Wacoal Holdings Corp.	5,604	75,887
West Japan Railway Co.	3,199	226,347
Yorozu Corp.	841	13,085
Yoshinoya Holdings Co., Ltd.	7,025	117,125
Yurtec Corp.	1,868	12,769

		8,495,340

Korea (Republic of) - 1.8%
CJ Hellovision Co., Ltd.	2,652	21,138
Daekyo Co., Ltd.	2,318	16,527
Easy Bio, Inc.	6,217	36,577
Hansol Paper Co., Ltd.	1,424	23,955

Hyundai Engineering Plastics Co., Ltd.	2,575	17,800
Hyundai Motor Co.	1,906	265,744
KC Tech Co., Ltd.	519	10,631
Kia Motors Corp.	1,598	53,366
KT Corp.	660	18,818
KT&G Corp.	2,614	267,390
Kukdo Chemical Co., Ltd.	388	17,809
Macquarie Korea Infrastructure Fund	8,231	62,012
Samjin Pharmaceutical Co., Ltd.	1,581	45,577
Samsung Electronics Co., Ltd.	198	412,398
Samyang Holdings Corp.	267	28,587
Ubiquoss Holdings, Inc.	1,318	7,179
Ubiquoss, Inc. (d)	420	7,360

		1,312,868

Malaysia - 0.5%
KNM Group Bhd. (d)	94,600	5,728
Maxis Bhd.	9,800	12,671
MISC Bhd.	33,000	57,397
Supermax Corp. Bhd.	59,900	27,768
Tenaga Nasional Bhd.	75,900	250,057

		353,621

Morocco - 0.1%
Douja Promotion Groupe Addoha S.A.	10,225	51,662
Maroc Telecom	2,136	31,091

		82,753

Netherlands - 0.3%
NN Group NV	5,675	201,366
Vastned Retail NV REIT	596	24,952

		226,318

New Zealand - 0.6%
Air New Zealand Ltd.	32,303	77,185
Arvida Group Ltd.	26,315	25,848
Auckland International Airport Ltd.	32,832	171,554
Fonterra Co-operative Group Ltd. UNIT	7,445	32,734
Kiwi Property Group Ltd.	20,620	21,296
Summerset Group Holdings Ltd.	16,234	56,500
Tourism Holdings Ltd.	9,034	27,809

		412,926

Norway - 0.4%
Avance Gas Holding Ltd. (a)	1,384	3,498
Gjensidige Forsikring ASA	4,268	72,854
Marine Harvest ASA (d)	2,103	35,981
Orkla ASA	18,550	188,542

		300,875

Philippines - 0.1%
Aboitiz Equity Ventures, Inc.	19,950	30,074
Bank of the Philippine Islands	2,810	5,791
BDO Unibank, Inc.	12,250	30,115

		65,980

Poland - 0.3%
Asseco Poland S.A.	1,494	19,663
Ciech S.A.	1,701	28,024
Polski Koncern Naftowy Orlen S.A.	6,512	196,700

		244,387

Portugal - 0.2%
Jeronimo Martins SGPS S.A.	6,202	121,086

Russian Federation - 0.1%
PhosAgro PJSC GDR	3,290	43,593

Singapore - 1.5%
Accordia Golf Trust UNIT	37,500	19,475
BOC Aviation Ltd. (a)	15,600	82,478
China Aviation Oil Singapore Corp., Ltd.	22,500	27,284
Fortune Real Estate Investment Trust REIT	32,000	39,718
Frasers Logistics & Industrial Trust REIT	106,900	83,861
Keppel DC REIT	39,000	36,549

Mapletree Industrial Trust REIT	24,100	32,556
SATS Ltd.	63,000	233,709
Sheng Siong Group Ltd.	67,800	48,755
Singapore Airlines Ltd.	43,000	316,018
Sino Grandness Food Industry Group Ltd. (d)	77,400	13,762
Venture Corp., Ltd.	19,300	168,937

		1,103,102

South Africa - 0.1%
Harmony Gold Mining Co., Ltd.	26,046	43,041
Tsogo Sun Holdings Ltd.	23,626	40,480

		83,521

Spain - 0.2%
Axiare Patrimonio SOCIMI S.A. REIT	630	10,765
Ebro Foods S.A.	5,628	128,560
Lar Espana Real Estate Socimi S.A. REIT	1,947	17,930

		157,255

Sweden - 0.0%
Cloetta AB, Class B	7,145	29,429

Switzerland - 2.3%
Bachem Holding AG, Class B	875	99,827
Baloise Holding AG	1,297	200,905
Banque Cantonale Vaudoise	79	58,593
BKW AG	433	25,453
Cembra Money Bank AG	151	14,311
Emmi AG (d)	65	48,957
Intershop Holding AG	49	24,579
Komax Holding AG	287	83,954
Kudelski S.A.	1,293	22,069
Nestle S.A.	2,854	248,919
Partners Group Holding AG	421	261,403
Schweiter Technologies AG	24	31,109
Siegfried Holding AG (d)	141	39,849
Swiss Life Holding AG (d)	619	209,390
Swiss Re AG	2,733	250,460
Valora Holding AG	201	64,247

		1,684,025

Taiwan - 4.8%
Accton Technology Corp.	75,000	191,117
Arcadyan Technology Corp.	24,000	40,517
Asia Vital Components Co., Ltd.	37,000	32,406
Chang Hwa Commercial Bank Ltd.	44,520	25,528
Cheng Uei Precision Industry Co., Ltd.	16,000	21,972
Chicony Power Technology Co., Ltd.	16,000	33,224
Chin-Poon Industrial Co., Ltd.	21,000	42,812
China Airlines Ltd.	148,000	44,896
China Metal Products	25,000	25,020
China Motor Corp.	30,000	28,148
Chunghwa Telecom Co., Ltd.	158,000	560,505
Elite Material Co., Ltd.	41,000	198,694
Farglory Land Development Co., Ltd.	48,000	61,528
First Financial Holding Co., Ltd.	308,000	205,949
Formosa Petrochemical Corp.	120,000	413,862
Formosa Plastics Corp.	24,000	73,118
Getac Technology Corp.	49,000	65,199
Gintech Energy Corp. (d)	19,000	9,986
Grape King Bio Ltd.	5,000	33,249
Hon Hai Precision Industry Co., Ltd.	168,500	647,712
Hua Nan Financial Holdings Co., Ltd.	47,790	27,724
King Yuan Electronics Co., Ltd.	80,000	81,860
Kinsus Interconnect Technology Corp.	20,000	52,996
Powertech Technology, Inc.	48,000	148,068
Sercomm Corp.	37,000	96,015
Sinbon Electronics Co., Ltd.	43,139	101,829
Sitronix Technology Corp.	11,000	33,919
Taiwan Business Bank	211,350	59,044
Taiwan Hon Chuan Enterprise Co., Ltd.	17,000	33,915
TXC Corp.	42,000	62,249
Wistron NeWeb Corp.	15,450	45,973
WT Microelectronics Co., Ltd.	17,000	25,166
Yageo Corp. (d)	11,206	39,037

		3,563,237

Thailand - 0.7%
Bangkok Bank PCL	31,800	184,285
Charoen Pokphand Foods PCL (c)	205,700	150,082
Siam Cement PCL	12,000	177,252

		511,619

United Kingdom - 1.6%
British American Tobacco PLC	1,406	95,809
Burford Capital Ltd.	4,254	49,921
Compass Group PLC	23,336	492,565
Gamma Communications PLC	6,635	53,147
HSBC Holdings PLC	12,133	112,618
Imperial Brands PLC	5,648	253,805
Johnson Service Group PLC	17,486	29,322
Marston’s PLC	15,385	24,447
Northgate PLC	2,990	17,256
Primary Health Properties PLC REIT	14,934	22,125
RSA Insurance Group PLC	7,011	56,241

		1,207,256

United States - 55.3%
AbbVie, Inc.	5,231	379,300
Accenture PLC, Class A	3,515	434,735
Aetna, Inc.	3,168	480,997
Aflac, Inc.	3,576	277,784
AG Mortgage Investment Trust, Inc. REIT	6,418	117,449
AGNC Investment Corp. REIT	20,807	442,981
Agree Realty Corp. REIT	2,485	113,987
Align Technology, Inc. (d)	1,701	255,354
Altria Group, Inc.	11,893	885,672
American Electric Power Co., Inc.	4,091	284,202
American Financial Group, Inc.	1,877	186,517
American Public Education, Inc. (d)	838	19,819
AmerisourceBergen Corp.	562	53,126
Amgen, Inc.	2,306	397,162
AngioDynamics, Inc. (d)	5,716	92,656
Annaly Capital Management, Inc. REIT	51,236	617,394
Anthem, Inc.	1,776	334,119
Anworth Mortgage Asset Corp. REIT	25,370	152,474
Apollo Commercial Real Estate Finance, Inc. REIT	6,001	111,319
Ares Commercial Real Estate Corp. REIT	5,619	73,553
ARMOUR Residential REIT, Inc.	3,566	89,150
AT&T, Inc.	28,368	1,070,325
Atmos Energy Corp.	2,195	182,075
Automatic Data Processing, Inc.	5,810	595,293
AutoZone, Inc. (d)	657	374,792
AvalonBay Communities, Inc. REIT	533	102,427
AVX Corp.	2,990	48,857
Axis Capital Holdings Ltd.	5,725	370,178
Baxter International, Inc.	9,529	576,886
Becton Dickinson and Co.	266	51,899
Bemis Co., Inc.	153	7,076
Blackstone Mortgage Trust, Inc., Class A REIT	4,380	138,408
Brixmor Property Group, Inc. REIT	586	10,478
CA, Inc.	6,142	211,715
Capitol Federal Financial, Inc.	6,849	97,324
Capstead Mortgage Corp. REIT	9,708	101,254
Cardinal Health, Inc.	3,180	247,786
Carriage Services, Inc.	1,268	34,185
CenturyLink, Inc.	7,431	177,452
Chimera Investment Corp. REIT	7,430	138,421
Chubb Ltd.	2,543	369,701
Cincinnati Financial Corp.	3,104	224,885
Cisco Systems, Inc.	15,867	496,637
Clorox Co.	5,356	713,633
CME Group, Inc.	2,273	284,671
CMS Energy Corp.	4,735	218,994
Colgate-Palmolive Co.	2,734	202,671
Consolidated Edison, Inc.	12,129	980,266
Convergys Corp.	2,300	54,694
Cooper Cos., Inc.	1,127	269,826
CYS Investments, Inc. REIT	14,907	125,368
Darden Restaurants, Inc.	2,642	238,942
DineEquity, Inc.	1,369	60,304
Dominion Energy, Inc.	179	13,717
Domino’s Pizza, Inc.	1,021	215,972
Dr. Pepper Snapple Group, Inc.	2,606	237,433
DTE Energy Co.	2,286	241,836
Duke Energy Corp.	10,338	864,153

DXC Technology Co.	3,708	284,478
Dynex Capital, Inc. REIT	3,574	25,375
Ennis, Inc.	3,369	64,348
Equity LifeStyle Properties, Inc. REIT	2,259	195,042
Everest Re Group Ltd.	2,374	604,397
Express Scripts Holding Co. (d)	3,796	242,337
Exxon Mobil Corp.	1,807	145,879
Federal Agricultural Mortgage Corp., Class C	365	23,616
Fidelity & Guaranty Life	4,707	146,152
First Busey Corp.	1,059	31,050
FirstEnergy Corp.	5,705	166,358
Ford Motor Co.	22,201	248,429
Garmin Ltd.	4,003	204,273
General Mills, Inc.	12,291	680,921
Genpact Ltd.	4,493	125,040
German American Bancorp, Inc.	187	6,375
Getty Realty Corp. REIT	1,279	32,103
Gilead Sciences, Inc.	3,916	277,174
Hanover Insurance Group, Inc.	1,435	127,184
HCA Healthcare, Inc. (d)	2,303	200,822
Henry Schein, Inc. (d)	111	20,315
Hewlett Packard Enterprise Co.	10,987	182,274
Huntington Ingalls Industries, Inc.	234	43,561
Independence Realty Trust, Inc. REIT	3,309	32,660
Ingredion, Inc.	1,536	183,107
Insight Enterprises, Inc. (d)	184	7,358
Intel Corp.	11,561	390,068
Intuitive Surgical, Inc. (d)	1,016	950,336
Invesco Mortgage Capital, Inc. REIT	1,887	31,532
John B Sanfilippo & Son, Inc.	170	10,729
Johnson & Johnson	11,809	1,562,213
Johnson Controls International PLC	4,596	199,283
Kellogg Co.	845	58,694
Kimberly-Clark Corp.	4,351	561,758
Laboratory Corp. of America Holdings (d)	3,702	570,626
McDonald’s Corp.	8,268	1,266,327
MedEquities Realty Trust, Inc. REIT	8,327	105,087
Merck & Co., Inc.	622	39,864
MFA Financial, Inc. REIT	17,228	144,543
Mid-America Apartment Communities, Inc. REIT	1,672	176,195
Monmouth Real Estate Investment Corp. REIT	2,481	37,339
Motorola Solutions, Inc.	2,498	216,677
MTGE Investment Corp. REIT	6,422	120,734
NextEra Energy, Inc.	3,220	451,219
Northfield Bancorp, Inc.	1,980	33,957
NVR, Inc. (d)	38	91,603
Old Republic International Corp.	2,534	49,489
Omega Protein Corp.	2,656	47,542
Omnicom Group, Inc.	2,690	223,001
Orchid Island Capital, Inc. REIT	12,119	119,493
Oritani Financial Corp.	3,824	65,199
Owens & Minor, Inc.	3,031	97,568
Paychex, Inc.	3,565	202,991
PepsiCo, Inc.	1,550	179,010
PetMed Express, Inc.	3,809	154,645
PG&E Corp.	5,603	371,871
Pinnacle Foods, Inc.	3,189	189,427
Pinnacle West Capital Corp.	2,114	180,028
Procter & Gamble Co.	4,368	380,671
Progressive Corp.	6,497	286,453
Quest Diagnostics, Inc.	2,308	256,557
Republic Services, Inc.	11,857	755,647
Reynolds American, Inc.	6,289	409,037
Ross Stores, Inc.	4,735	273,352
Southern Co.	20,733	992,696
State National Cos., Inc.	1,596	29,334
Stryker Corp.	4,545	630,755
SunTrust Banks, Inc.	4,838	274,411
Symantec Corp.	4,365	123,311
Target Corp.	8,879	464,283
Teleflex, Inc.	1,019	211,707
TJX Cos., Inc.	332	23,960
Towne Bank	2,363	72,780
Travelers Cos., Inc.	4,488	567,867
Triple-S Management Corp., Class B (d)	1,294	21,882
Two Harbors Investment Corp. REIT	4,285	42,464
Ulta Salon Cosmetics & Fragrance, Inc. (d)	767	220,390
United Financial Bancorp, Inc.	1,393	23,249
UnitedHealth Group, Inc.	4,115	763,003
Unum Group	4,367	203,633
Vail Resorts, Inc.	1,017	206,278

Validus Holdings Ltd.	2,310	120,051
Verizon Communications, Inc.	20,326	907,759
Waste Connections, Inc.	3,573	230,173
Waste Management, Inc.	12,214	895,897
Waterstone Financial, Inc.	2,057	38,774
WEC Energy Group, Inc.	10,717	657,809
Westar Energy, Inc.	3,966	210,277
Xcel Energy, Inc.	14,425	661,819
XL Group Ltd.	5,032	220,402
Xylem, Inc.	3,958	219,392

		40,746,033

Total Common Stock (cost-$63,294,463)		71,273,825

PREFERRED STOCK - 0.0%
Colombia - 0.0%
Grupo Aval Acciones y Valores S.A. (cost-$10,562)	27,464	11,310

RIGHTS - 0.0%
New Zealand - 0.0%
Kiwi Property Group Ltd., expires 7/10/17 (c)(d) (cost-$0)	1,874	69

	Principal Amount (000s)
Repurchase Agreements - 2.5%
State Street Bank and Trust Co., dated 6/30/17, 0.12%, due 7/3/17, proceeds $1,872,019; collateralized by U.S. Treasury Notes, 2.00%, due 8/15/25, valued at $1,911,691 including accrued interest (cost-$1,872,000)	$1,872	1,872,000

Total Investments (cost-$65,177,025) (b)-99.3%		73,157,204

Other assets less liabilities (e)-0.7%		535,389

Net Assets-100.0%		$73,692,593

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $503,768, representing 0.7% of net assets.
(b)	Securities with an aggregate value of $26,778,760, representing 36.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $150,151, representing 0.2% of net assets.
(d)	Non-income producing.
(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2017:

Type		Contracts	Market Value (000s)	Expiration Date	Unrealized Depreciation
Long:	E-mini S&P 500 Index	9	$1,089	9/15/17	$(7,693)
	Mini MSCI Emerging Markets Index	11	555	9/15/17	(2,605)

					$(10,298)

(f)	At June 30, 2017, the Fund pledged $337,011 in cash as collateral for derivatives.

Glossary:

GDR - Global Depositary Receipt

MSCI - Morgan Stanley Capital International

REIT - Real Estate Investment Trust

UNIT - More than one class of securities traded together.

Schedule of Investments

AllianzGI Best Styles Global Managed Volatility Portfolio

June 30, 2017 (unaudited)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Insurance	7.4%
Electric Utilities	7.2%
Diversified Telecommunication Services	5.8%
Health Care Providers & Services	4.7%
Health Care Equipment & Supplies	4.5%
Pharmaceuticals	4.5%
Food Products	4.3%
Hotels, Restaurants & Leisure	4.2%
Mortgage Real Estate Investment Trusts (REITs)	3.5%
Banks	3.5%
IT Services	3.3%
Commercial Services & Supplies	3.1%
Multi-Utilities	2.9%
Tobacco	2.6%
Household Products	2.5%
Equity Real Estate Investment Trusts (REITs)	2.4%
Electronic Equipment, Instruments & Components	1.9%
Specialty Retail	1.8%
Oil, Gas & Consumable Fuels	1.6%
Airlines	1.5%
Technology Hardware, Storage & Peripherals	1.5%
Communications Equipment	1.5%
Biotechnology	1.4%
Construction & Engineering	1.4%
Semiconductors & Semiconductor Equipment	1.2%
Real Estate Management & Development	1.2%
Wireless Telecommunication Services	1.1%
Multi-line Retail	1.1%
Household Durables	1.1%
Capital Markets	1.0%
Food & Staples Retailing	0.9%
Media	0.8%
Automobiles	0.8%
Road & Rail	0.7%
Transportation Infrastructure	0.7%
Beverages	0.6%
Professional Services	0.6%
Software	0.5%
Chemicals	0.5%
Aerospace & Defense	0.5%
Machinery	0.5%
Metals & Mining	0.4%
Building Products	0.4%
Thrifts & Mortgage Finance	0.4%
Leisure Equipment & Products	0.3%
Construction Materials	0.3%
Diversified Financial Services	0.3%
Gas Utilities	0.3%
Auto Components	0.2%
Paper & Forest Products	0.2%
Internet & Catalog Retail	0.2%
Life Sciences Tools & Services	0.2%
Textiles, Apparel & Luxury Goods	0.2%
Trading Companies & Distributors	0.1%
Containers & Packaging	0.1%
Industrial Conglomerates	0.1%
Diversified Consumer Services	0.1%
Marine	0.1%
Personal Products	0.1%
Repurchase Agreements	2.5%
Other assets less liabilities	0.7%

100.0%

Schedule of Investments

AllianzGI Discovery U.S. Portfolio

June 30, 2017 (unaudited)

	Shares	Value*
COMMON STOCK - 99.5%
Airlines - 2.0%
Delta Air Lines, Inc. (a)	3,485	$187,284

Banks - 7.6%
Bank of America Corp. (a)	14,829	359,751
JPMorgan Chase & Co. (a)	3,840	350,976

		710,727

Beverages - 1.7%
Molson Coors Brewing Co., Class B (a)	1,855	160,161

Biotechnology - 5.8%
Alexion Pharmaceuticals, Inc. (a)(b)	1,525	185,547
BioMarin Pharmaceutical, Inc. (a)(b)	1,815	164,838
Regeneron Pharmaceuticals, Inc. (a)(b)	387	190,071

		540,456

Capital Markets - 5.5%
BlackRock, Inc. (a)	563	237,817
Intercontinental Exchange, Inc. (a)	4,232	278,973

		516,790

Chemicals - 4.6%
Albemarle Corp. (a)	1,245	131,398
Chemours Co. (a)	3,084	116,945
Dow Chemical Co. (a)	2,930	184,795

		433,138

Communications Equipment - 1.8%
Motorola Solutions, Inc. (a)	1,900	164,806

Construction Materials - 1.9%
Vulcan Materials Co. (a)	1,382	175,072

Consumer Finance - 1.4%
SLM Corp. (a)(b)	11,790	135,585

Energy Equipment & Services - 0.8%
Weatherford International PLC (b)	18,430	71,324

Equity Real Estate Investment Trusts (REITs) - 2.1%
Prologis, Inc. (a)	3,305	193,805

Food & Staples Retailing - 1.7%
Costco Wholesale Corp. (a)	990	158,331

Food Products - 3.4%
Hain Celestial Group, Inc. (a)(b)	4,195	162,850
Mondelez International, Inc., Class A (a)	3,562	153,843

		316,693

Health Care Equipment & Supplies - 3.5%
DexCom, Inc. (a)(b)	2,190	160,199
Intuitive Surgical, Inc. (a)(b)	179	167,431

		327,630

Health Care Providers & Services - 2.8%
UnitedHealth Group, Inc. (a)	1,395	258,661

Hotels, Restaurants & Leisure - 4.5%
MGM Resorts International (a)	5,477	171,375
Royal Caribbean Cruises Ltd. (a)	1,455	158,930
Six Flags Entertainment Corp. (a)	1,520	90,607

		420,912

Insurance - 1.3%
Lincoln National Corp. (a)	1,750	118,265

Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)(b)	121	117,128

Internet Software & Services - 2.4%
Alphabet, Inc., Class A (a)(b)	236	219,404

IT Services - 2.4%
DXC Technology Co. (a)(b)	595	45,649
Visa, Inc., Class A (a)	1,885	176,775

		222,424

Machinery - 5.9%
Caterpillar, Inc. (a)	1,915	205,786
Fortive Corp. (a)	2,775	175,796
Stanley Black & Decker, Inc. (a)	1,168	164,373

		545,955

Media - 2.9%
Comcast Corp., Class A (a)	6,852	266,680

Multi-line Retail - 1.9%
Nordstrom, Inc. (a)	3,615	172,905

Oil, Gas & Consumable Fuels - 0.5%
Continental Resources, Inc. (a)(b)	1,524	49,271

Personal Products - 1.7%
Estee Lauder Cos., Inc., Class A (a)	1,700	163,166

Pharmaceuticals - 8.3%
Allergan PLC (a)	838	203,710
Johnson & Johnson (a)	2,580	341,308
Merck & Co., Inc. (a)	3,502	224,443

		769,461

Road & Rail - 1.9%
Kansas City Southern (a)	1,710	178,951

Semiconductors & Semiconductor Equipment - 7.1%
Applied Materials, Inc. (a)	4,515	186,515
Broadcom Ltd. (a)	785	182,944
Micron Technology, Inc. (a)(b)	3,675	109,735
Microsemi Corp. (a)(b)	1,795	84,006
Skyworks Solutions, Inc. (a)	1,015	97,389

		660,589

Software - 5.9%
Microsoft Corp. (a)	3,385	233,328
Salesforce.com, Inc. (a)(b)	2,129	184,372
Symantec Corp. (a)	4,725	133,481

		551,181

Specialty Retail - 2.5%
Home Depot, Inc. (a)	1,502	230,407

Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc. (a)	1,560	224,671

Total Common Stock (cost-$8,045,770)		9,261,833

	Principal Amount (000s)
Repurchase Agreements - 77.6%
State Street Bank and Trust Co., dated 6/30/17, 0.12%, due 7/3/17, proceeds $7,224,072; collateralized by U.S. Treasury Notes, 2.00%, due 8/31/21, valued at $7,371,481 including accrued interest (cost-$7,224,000)	$7,224	7,224,000

Total Investments, before securities sold short (cost-$15,269,770)-177.1%		16,485,833

	Shares
SECURITIES SOLD SHORT - (87.2)%
Common Stock - (78.9)%
Aerospace & Defense - (0.8)%
United Technologies Corp.	625	(76,319)

Air Freight & Logistics - (2.0)%
CH Robinson Worldwide, Inc.	1,234	(84,751)
Expeditors International of Washington, Inc.	1,798	(101,551)

		(186,302)

Airlines - (1.0)%
United Continental Holdings, Inc. (b)	1,200	(90,300)

Automobiles - (3.6)%
Ford Motor Co.	10,845	(121,356)
Harley-Davidson, Inc.	1,800	(97,236)
Tesla, Inc. (b)	323	(116,800)

		(335,392)

Banks - (3.6)%
BB&T Corp.	1,637	(74,336)
Huntington Bancshares, Inc.	5,545	(74,969)
Wells Fargo & Co.	3,379	(187,230)

		(336,535)

Biotechnology - (6.0)%
Amgen, Inc.	976	(168,096)
Biogen, Inc. (b)	644	(174,756)
Celgene Corp. (b)	800	(103,896)
Gilead Sciences, Inc.	1,533	(108,506)

		(555,254)

Building Products - (0.5)%
USG Corp. (b)	1,667	(48,376)

Capital Markets - (4.6)%
Affiliated Managers Group, Inc.	700	(116,102)
FactSet Research Systems, Inc.	601	(99,874)
Invesco Ltd.	3,122	(109,863)
T Rowe Price Group, Inc.	1,425	(105,750)

		(431,589)

Chemicals - (2.3)%
Agrium, Inc.	771	(69,768)
CF Industries Holdings, Inc.	2,685	(75,072)
Mosaic Co.	3,137	(71,618)

		(216,458)

Communications Equipment - (2.7)%
Cisco Systems, Inc.	5,114	(160,068)
Palo Alto Networks, Inc. (b)	689	(92,195)

		(252,263)

Consumer Finance - (1.6)%
Capital One Financial Corp.	1,800	(148,716)

Containers & Packaging - (2.1)%
International Paper Co.	1,800	(101,898)
Sealed Air Corp.	2,174	(97,308)

		(199,206)

Electronic Equipment, Instruments & Components - (0.5)%
Avnet, Inc.	1,296	(50,389)

Equity Real Estate Investment Trusts (REITs) - (1.6)%
Boston Properties, Inc.	366	(45,025)
Equity Residential	1,500	(98,745)

		(143,770)

Food Products - (3.4)%
Archer-Daniels-Midland Co.	1,687	(69,808)
Blue Buffalo Pet Products, Inc. (b)	2,045	(46,646)
Campbell Soup Co.	1,664	(86,778)
Flowers Foods, Inc.	2,545	(44,054)
Hormel Foods Corp.	2,100	(71,631)

		(318,917)

Health Care Providers & Services - (3.8)%
AmerisourceBergen Corp.	610	(57,663)
DaVita, Inc. (b)	1,407	(91,118)
HCA Healthcare, Inc. (b)	1,200	(104,640)
Universal Health Services, Inc., Class B	800	(97,664)

		(351,085)

Hotels, Restaurants & Leisure - (1.9)%
Chipotle Mexican Grill, Inc. (b)	200	(83,220)
Dunkin’ Brands Group, Inc.	1,712	(94,366)

		(177,586)

Household Durables - (2.3)%
PulteGroup, Inc.	4,251	(104,277)
Whirlpool Corp.	555	(106,349)

		(210,626)

Household Products - (2.1)%
Procter & Gamble Co.	2,200	(191,730)

Insurance - (3.8)%
Aflac, Inc.	1,910	(148,369)
Cincinnati Financial Corp.	1,348	(97,662)
Hartford Financial Services Group, Inc.	2,082	(109,451)

		(355,482)

Internet & Catalog Retail - (1.0)%
TripAdvisor, Inc. (b)	2,336	(89,235)

Internet Software & Services - (2.4)%
Akamai Technologies, Inc. (b)	1,915	(95,386)
Cimpress NV (b)	600	(56,718)
Facebook, Inc., Class A (b)	469	(70,810)

		(222,914)

IT Services - (4.8)%
International Business Machines Corp.	1,300	(199,979)
Vantiv, Inc., Class A (b)	1,600	(101,344)
Western Union Co.	4,705	(89,630)
WEX, Inc. (b)	500	(52,135)

		(443,088)

Machinery - (1.1)%
WABCO Holdings, Inc. (b)	800	(102,008)

Media - (1.7)%
Walt Disney Co.	1,509	(160,331)

Pharmaceuticals - (3.1)%
Bristol-Myers Squibb Co.	1,800	(100,296)
Eli Lilly & Co.	1,169	(96,209)
Mylan NV (b)	2,475	(96,079)

		(292,584)

Professional Services - (3.4)%
Dun & Bradstreet Corp.	500	(54,075)
Nielsen Holdings PLC	2,285	(88,338)
Robert Half International, Inc.	1,500	(71,895)
Verisk Analytics, Inc., Class A (b)	1,200	(101,244)

		(315,552)

Semiconductors & Semiconductor Equipment - (1.6)%
QUALCOMM, Inc.	2,656	(146,664)

Software - (3.8)%
Atlassian Corp. PLC, Class A (b)	2,556	(89,920)
CA, Inc.	3,042	(104,858)
CommVault Systems, Inc. (b)	900	(50,805)
Ultimate Software Group, Inc. (b)	510	(107,131)

		(352,714)

Specialty Retail - (3.7)%
AutoNation, Inc. (b)	1,200	(50,592)
AutoZone, Inc. (b)	200	(114,092)

Bed Bath & Beyond, Inc.	3,243	(98,587)
Tractor Supply Co.	1,500	(81,315)

		(344,586)

Technology Hardware, Storage & Peripherals - (1.0)%
NetApp, Inc.	2,356	(94,358)

Trading Companies & Distributors - (1.1)%
WW Grainger, Inc.	575	(103,805)

Total Common Stock (proceeds received-$7,226,928)		(7,344,134)

Exchange-Traded Funds - (8.3)%
Health Care Select Sector SPDR	2,857	(226,388)
iShares PHLX Semiconductor	2,605	(365,221)
Technology Select Sector SPDR	3,390	(185,501)

Total Exchange-Traded Funds (proceeds received-$757,078)		(777,110)

Total Securities Sold Short (proceeds received-$7,984,006)		(8,121,244)

Total Investments, net of securities sold short (cost-$7,285,764)-89.9%		8,364,589

Other assets less other liabilities-10.1%		943,688

Net Assets-100.0%		$9,308,277

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for securities sold short.
(b)	Non-income producing.

Glossary:

REIT – Real Estate Investment Trust

Schedule of Investments

AllianzGI Global Small-Cap Opportunities Portfolio

June 30, 2017 (unaudited)

	Shares	Value*
COMMON STOCK - 99.4%
Canada - 0.3%
Celestica, Inc. (b)	851	$11,563

China - 6.1%
China Everbright Bank Co., Ltd., Class H	147,000	68,693
China Overseas Grand Oceans Group Ltd. (b)	24,000	12,815
China Vanke Co., Ltd., Class H	6,700	18,951
Chongqing Rural Commercial Bank Co., Ltd., Class H	27,000	18,209
Hopewell Highway Infrastructure Ltd.	47,000	27,033
Jiangsu Expressway Co., Ltd., Class H (b)	22,000	31,038
Kingboard Chemical Holdings Ltd.	13,000	51,750
Weichai Power Co., Ltd., Class H	58,000	50,686

		279,175

Denmark - 1.5%
Topdanmark A/S (b)	2,184	69,746

Greece - 2.6%
Motor Oil Hellas Corinth Refineries S.A.	5,429	118,174

Hong Kong - 1.8%
Hui Xian Real Estate Investment Trust REIT	28,000	12,840
Kerry Properties Ltd.	20,000	67,908

		80,748

Indonesia - 0.5%
Indo Tambangraya Megah Tbk PT	19,000	24,674

Ireland - 0.6%
Avadel Pharmaceuticals PLC ADR (b)	2,640	29,119

Israel - 0.2%
Orbotech Ltd. (b)	300	9,786

Italy - 2.3%
A2A SpA	10,108	16,807
Hera SpA	29,628	90,580

		107,387

Japan - 10.9%
Asahi Holdings, Inc.	1,400	23,043
Benesse Holdings, Inc.	1,900	71,828
GungHo Online Entertainment, Inc.	24,300	62,578
Gunma Bank Ltd.	2,200	13,248
Ibiden Co., Ltd.	2,300	39,778
Ines Corp.	1,600	16,032
Kamei Corp.	2,300	31,338
Noritake Co., Ltd.	500	17,127
Noritz Corp.	700	13,915
Okamura Corp.	1,800	17,117
Sankyu, Inc.	11,000	71,964
Showa Corp. (b)	3,700	35,918
Skylark Co., Ltd.	1,000	14,368
Sumitomo Forestry Co., Ltd.	4,600	72,461

		500,715

Korea (Republic of) - 1.6%
DGB Financial Group, Inc.	2,468	25,444
Kwangju Bank Co., Ltd.	849	9,721
Unid Co., Ltd.	858	36,183

		71,348

Malaysia - 0.8%
Malaysian Pacific Industries Bhd.	11,100	34,857

Netherlands - 1.1%
QIAGEN NV (b)	1,540	51,636

New Zealand - 1.5%
Air New Zealand Ltd.	28,208	67,400

Philippines - 0.9%
Semirara Mining & Power Corp.	13,190	41,954

Poland - 3.1%
Energa S.A.	33,614	94,987
PGE Polska Grupa Energetyczna S.A.	14,212	46,434

		141,421

Singapore - 4.6%
RHT Health Trust UNIT	50,200	32,634
Venture Corp., Ltd.	10,000	87,532
Yanlord Land Group Ltd.	72,100	91,899

		212,065

Switzerland - 0.9%
BKW AG	736	43,264

Taiwan - 3.6%
ChipMOS TECHNOLOGIES, Inc.	45,000	44,870
Greatek Electronics, Inc.	39,000	63,313
King’s Town Bank Co., Ltd.	34,000	35,085
Sigurd Microelectronics Corp.	25,000	22,631

		165,899

Thailand - 0.2%
Bangchak Corp. PCL	9,600	9,459

Turkey - 3.2%
Aygaz AS	7,968	35,338
Tupras Turkiye Petrol Rafinerileri AS	3,782	108,806

		144,144

United Kingdom - 0.5%
Greggs PLC	1,466	20,622

United States - 50.6%
Advanced Energy Industries, Inc. (b)	690	44,636
AGCO Corp.	140	9,435
Alliance Holdings GP L.P.	2,270	53,799
Bob Evans Farms, Inc.	785	56,387
Boingo Wireless, Inc. (b)	5,065	75,772
Brady Corp., Class A	1,045	35,425
Brooks Automation, Inc.	3,900	84,591
Caesars Entertainment Corp. (b)	1,765	21,180
Central Garden & Pet Co. (b)	2,435	77,409
Cherry Hill Mortgage Investment Corp. REIT	2,990	55,225
Coherent, Inc. (b)	50	11,249
Comfort Systems USA, Inc.	1,030	38,213
Compass Diversified Holdings	1,005	17,537
Copa Holdings S.A., Class A	125	14,625
Dana, Inc.	1,305	29,141
EMC Insurance Group, Inc.	370	10,279
Exactech, Inc. (b)	1,540	45,892
Extended Stay America, Inc. UNIT	4,220	81,699
Financial Institutions, Inc.	1,810	53,938
First Merchants Corp.	835	33,517
Halyard Health, Inc. (b)	775	30,442
Hooker Furniture Corp.	1,405	57,816
Huntington Bancshares, Inc.	6,190	83,689
Hyster-Yale Materials Handling, Inc.	355	24,939
Imperva, Inc. (b)	2,055	98,332
InfraREIT, Inc. REIT	745	14,267
Innophos Holdings, Inc.	1,095	48,005
Jabil Inc.	690	20,141
Kadant, Inc.	745	56,024
Koppers Holdings, Inc. (b)	960	34,704
Lear Corp.	190	26,995
Manpowergroup, Inc.	800	89,320
Moog, Inc., Class A (b)	1,200	86,064
MSA Safety, Inc.	1,180	95,781
Park-Ohio Holdings Corp.	280	10,668
Phibro Animal Health Corp., Class A	665	24,638
Plantronics, Inc.	915	47,864
Quintiles IMS Holdings, Inc. (b)	680	60,860
Republic Bancorp, Inc., Class A	775	27,667
RMR Group, Inc., Class A	995	48,407
Rogers Corp. (b)	785	85,267
Sanmina Corp. (b)	2,555	97,345

Schweitzer-Mauduit International, Inc.	365	13,589
Seacoast Banking Corp. of Florida (b)	3,455	83,265
Steelcase, Inc., Class A	5,000	70,000
Surmodics, Inc. (b)	950	26,742
Tower International, Inc.	1,255	28,175
West Pharmaceutical Services, Inc.	795	75,143

		2,316,098

Total Investments (cost-$4,016,417) (a)-99.4%		4,551,254

Other assets less liabilities-0.6%		26,230

Net Assets-100.0%		$4,577,484

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $1,966,802, representing 43.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

UNIT - More than one class of securities traded together.

Schedule of Investments

AllianzGI Global Small-Cap Opportunities Portfolio

June 30, 2017 (unaudited)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	9.9%
Electronic Equipment, Instruments & Components	9.1%
Oil, Gas & Consumable Fuels	7.8%
Semiconductors & Semiconductor Equipment	6.4%
Real Estate Management & Development	5.2%
Commercial Services & Supplies	4.8%
Electric Utilities	4.0%
Health Care Equipment & Supplies	3.9%
Hotels, Restaurants & Leisure	3.8%
Machinery	3.7%
Software	3.5%
Household Durables	2.8%
Auto Components	2.6%
Chemicals	2.6%
Life Sciences Tools & Services	2.5%
Multi-Utilities	2.3%
Professional Services	2.0%
Aerospace & Defense	1.9%
Airlines	1.8%
Insurance	1.7%
Household Products	1.7%
Wireless Telecommunication Services	1.7%
Road & Rail	1.6%
Diversified Consumer Services	1.6%
Transportation Infrastructure	1.3%
Mortgage Real Estate Investment Trusts (REITs)	1.2%
Pharmaceuticals	1.2%
Communications Equipment	1.0%
Construction & Engineering	0.8%
Gas Utilities	0.8%
Health Care Providers & Services	0.7%
Trading Companies & Distributors	0.7%
Equity Real Estate Investment Trusts (REITs)	0.6%
Metals & Mining	0.5%
Food & Staples Retailing	0.4%
Diversified Financial Services	0.4%
IT Services	0.3%
Building Products	0.3%
Paper & Forest Products	0.3%
Other assets less liabilities	0.6%

100.0%

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Portfolios’ investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded futures are valued at the price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

The Board of Trustees of each Portfolio (together, the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”). The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Portfolios’ valuation methods and to make fair value determinations on behalf of the Board, as necessary. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method may be selected or the Trust’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Trust’s Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of each Portfolio may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Portfolios to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The NAV of each Portfolio is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing the securities, the Portfolios may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of a Portfolio is calculated. With respect to certain foreign securities, the Portfolios may fair-value securities using modeling tools provided by third-party vendors. The Portfolios have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Portfolios for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of a Portfolio may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Portfolio.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Portfolios have the ability to access

•	Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•	Level 3 – valuations based on significant unobservable inputs (including the Investment Manager’s or Trust’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Portfolios to measure fair value during the nine months ended June 30, 2017 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Portfolios’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Portfolios generally use to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with U.S. GAAP.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Sovereign Debt Obligations — Sovereign debt obligations are valued by independent pricing services based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of sovereign debt obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at June 30, 2017 in valuing each Portfolio’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedules of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

AllianzGI Advanced Core Bond:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/17
Investments in Securities - Assets
U.S. Treasury Obligations	$—	$84,092,388	$—	$84,092,388
Corporate Bonds & Notes	—	60,070,732	—	60,070,732
U.S. Government Agency Securities	—	46,762,064	—	46,762,064
Sovereign Debt Obligations	—	19,125,220	—	19,125,220
Repurchase Agreements	—	2,252,000	—	2,252,000

	—	212,302,404	—	212,302,404

Other Financial Instruments* – Assets
Interest Rate Contracts	14,416	—	—	14,416

Totals	$14,416	$212,302,404	$—	$212,316,820

AllianzGI Best Styles Global Managed Volatility:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/17
Investments in Securities - Assets
Common Stock:
Australia	$—	$1,027,806	$—	$1,027,806
Austria	105,593	50,278	—	155,871
Belgium	—	253,951	—	253,951
China	—	1,038,492	—	1,038,492
Denmark	19,309	67,866	—	87,175
Finland	—	203,105	—	203,105
France	103,923	1,848,877	—	1,952,800
Germany	20,170	388,265	—	408,435
Hong Kong	—	1,463,167	—	1,463,167
Hungary	—	347,957	—	347,957
Indonesia	—	466,972	—	466,972
Israel	—	663,145	—	663,145
Japan	—	8,495,340	—	8,495,340
Korea (Republic of)	97,959	1,214,909	—	1,312,868
Malaysia	27,768	325,853	—	353,621
Morocco	31,091	51,662	—	82,753
Netherlands	24,952	201,366	—	226,318
New Zealand	32,734	380,192	—	412,926
Norway	3,498	297,377	—	300,875
Philippines	5,791	60,189	—	65,980
Poland	47,687	196,700	—	244,387
Portugal	—	121,086	—	121,086
Singapore	19,475	1,083,627	—	1,103,102
South Africa	—	83,521	—	83,521
Switzerland	172,780	1,511,245	—	1,684,025
Taiwan	—	3,563,237	—	3,563,237
Thailand	—	361,537	150,082	511,619
United Kingdom	196,218	1,011,038	—	1,207,256

All Other	43,436,035	—	—	43,436,035
Preferred Stock	11,310	—	—	11,310
Rights	—	—	69	69
Repurchase Agreements	—	1,872,000	—	1,872,000

	44,356,293	28,650,760	150,151	73,157,204

Other Financial Instruments* – Liabilities
Market Price	(10,298)	—	—	(10,298)

Totals	$44,345,995	$28,650,760	$150,151	$73,146,906

AllianzGI Discovery U.S.:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/17
Investments in Securities - Assets
Common Stock	$9,261,833	$—	$—	$9,261,833
Repurchase Agreements	—	7,224,000	—	7,224,000

	9,261,833	7,224,000	—	16,485,833

Investments in Securities - Liabilities
Securities Sold Short, at value	(8,121,244)	—	—	(8,121,244)

Totals	$1,140,589	$7,224,000	$—	$8,364,589

AllianzGI Global Small-Cap Opportunities:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/17
Investments in Securities - Assets
Common Stock:
China	$—	$279,175	$—	$279,175
Denmark	—	69,746	—	69,746
Greece	—	118,174	—	118,174
Hong Kong	—	80,748	—	80,748
Indonesia	—	24,674	—	24,674
Italy	—	107,387	—	107,387
Japan	—	500,715	—	500,715
Korea (Republic of)	36,183	35,165	—	71,348
New Zealand	—	67,400	—	67,400
Poland	—	141,421	—	141,421
Singapore	32,634	179,431	—	212,065
Switzerland	—	43,264	—	43,264
Taiwan	—	165,899	—	165,899
Thailand	—	9,459	—	9,459
Turkey	—	144,144	—	144,144
All Other	2,515,635	—	—	2,515,635

Totals	$2,584,452	$1,966,802	$—	$4,551,254

At June 30, 2017, the following Portfolios had transfers between Levels 1 and 2:

	Transfers
	Level 1 to Level 2		Level 2 to Level 1
AllianzGI Best Styles Global Managed Volatility	$374,167	(a)	$668,716	(b)
AllianzGI Global Small-Cap Opportunities	43,264	(a)	—

(a)	This transfer was a result of securities trading outside the U.S. whose values were not adjusted by the application of a modeling tool at September 30, 2016, which was applied on June 30, 2017.
(b)	This transfer was a result of securities trading outside the U.S. whose values were adjusted by the application of a modeling tool at September 30, 2016, which was not applied on June 30, 2017.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended June 30, 2017, was as follows:

AllianzGI Best Styles Global Managed Volatility:

	Beginning Balance 9/30/16	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 6/30/17
Investments in Securities – Assets
Common Stock:
Thailand	$679,583	$167,990	$(678,206)	$—	$(9,075)	$(10,210)	$—	$—	$150,082
Rights:
New Zealand	—	—	—	—	—	69	—	—	69

Totals	$679,583	$167,990	$(678,206)	$—	$(9,075)	$(10,141)	$—	$—	$150,151

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2017:

AllianzGI Best Styles Global Managed Volatility:

	Ending Balance at 6/30/17	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities – Assets
Common Stock	$150,082	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB 24.79
Rights	$69	Fundamental Analytical Data Relating to the Investment	Price of Right	NZD 0.05

Glossary:

THB- Thai Baht

NZD- New Zealand Dollar

*	Other financial instruments are derivatives, such as futures contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

The net change in unrealized appreciation/depreciation of Level 3 investments which AllianzGI Best Styles Global Managed Volatility held at June 30, 2017, was $(17,840).

At June 30, 2017, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments (before securities sold short) for federal income tax purposes were:

	Federal Tax Cost Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AllianzGI Advanced Core Bond	$213,778,927	$1,164,113	$2,640,636	$(1,476,523)
AllianzGI Best Styles Global Managed Volatility	65,181,859	9,680,174	1,704,829	7,975,345
AllianzGI Discovery U.S.	15,271,848	1,319,938	106,563	1,213,375
AllianzGI Global Small-Cap Opportunities	4,016,795	603,510	69,051	534,459

Differences, if any, between book and tax cost basis were attributable to wash sale loss deferrals and /or differing treatment of bond amortization.

Item 2.	Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Institutional Multi-Series Trust

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date: August 28, 2017

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date: August 28, 2017

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: August 28, 2017